Lessee - Components of Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Components of Lease Cost [Line Items]
Operating Lease, Cost	$ 84	$ 98	$ 98
Variable Lease, Cost	7	7	18
Total Lease Cost	91	105	116
Sublease Income	4	4	7
Commonwealth Edison Co [Member]
Schedule of Components of Lease Cost [Line Items]
Operating Lease, Cost	3	3	3
Variable Lease, Cost	1	1	2
Total Lease Cost	4	4	5
PECO Energy Co [Member]
Schedule of Components of Lease Cost [Line Items]
Operating Lease, Cost	0	1	1
Variable Lease, Cost	0	0	0
Total Lease Cost	0	1	1
Baltimore Gas and Electric Company [Member]
Schedule of Components of Lease Cost [Line Items]
Operating Lease, Cost	30	33	33
Variable Lease, Cost	1	1	2
Total Lease Cost	31	34	35
Pepco Holdings LLC [Member]
Schedule of Components of Lease Cost [Line Items]
Operating Lease, Cost	43	46	48
Variable Lease, Cost	1	2	6
Total Lease Cost	44	48	54
Finance Lease, Cost	13	9
Potomac Electric Power Company [Member]
Schedule of Components of Lease Cost [Line Items]
Operating Lease, Cost	10	11	12
Variable Lease, Cost	0	1	2
Total Lease Cost	10	12	14
Finance Lease, Cost	5	3
Delmarva Power & Light Company [Member]
Schedule of Components of Lease Cost [Line Items]
Operating Lease, Cost	12	13	14
Variable Lease, Cost	0	1	2
Total Lease Cost	12	14	16
Finance Lease, Cost	5	4
Atlantic City Electric Company [Member]
Schedule of Components of Lease Cost [Line Items]
Operating Lease, Cost	6	6	7
Variable Lease, Cost	0	0	1
Total Lease Cost	6	6	$ 8
Finance Lease, Cost	$ 3	$ 2